Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Capital Opportunity Fund - Investor Shares | Vanguard Capital Opportunity Fund
Expense Example, No Redemption:
1 YEAR	$ 49
3 YEAR	154
5 YEAR	269
10 YEAR	604
Vanguard Strategic Equity Fund - Investor Shares | Vanguard Strategic Equity Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Expense Example, No Redemption:
1 YEAR	55
3 YEAR	173
5 YEAR	302
10 YEAR	677
Vanguard Strategic Small-Cap Equity Fund - Investor Shares | Vanguard Strategic Small-Cap Equity Fund
Expense Example, No Redemption:
1 YEAR	39
3 YEAR	122
5 YEAR	213
10 YEAR	480
Vanguard Capital Opportunity Fund - Admiral Shares | Vanguard Capital Opportunity Fund
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	$ 518